N-4	Apr. 28, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2025
Amendment Flag	false
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.80%	0.81%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,020	Highest Annual Cost: $5,200
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.80%	0.81%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,020	Highest Annual Cost: $5,200
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.81%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Lowest Annual Cost [Dollars]	$ 1,020
Highest Annual Cost [Dollars]	$ 5,200
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.80%	0.81%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%
Footnotes to the Fee Tables (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).” (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).” (3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.05%. For additional information, see “Fees and Charges – Separate Account Charges.” (4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.80%	0.81%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.81%
Base Contract Expense (of Average Account Value), Current [Percent]	0.80%
Base Contract Expense, Footnotes [Text Block]	(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.05%. For additional information, see “Fees and Charges – Separate Account Charges.”
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.05%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.05%.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DynamicAllocationFundRiskMember
Prospectus:
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.66%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.84%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | InterestGuaranteedDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | AffiliateGuaranteeMember
Prospectus:
Name of Benefit [Text Block]	Affiliate Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	Affiliate Guarantee
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DCAProgramMember
Prospectus:
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK8Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK8Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK8Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK8Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK6Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK6Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK6Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK6Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusMember
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusMember | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusMember | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCKPlusMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series3Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series4Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series8Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series10Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series9Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,766
Surrender Expense, 1 Year, Minimum [Dollars]	5,714
Surrender Expense, 3 Years, Maximum [Dollars]	11,501
Surrender Expense, 3 Years, Minimum [Dollars]	8,231
Surrender Expense, 5 Years, Maximum [Dollars]	16,318
Surrender Expense, 5 Years, Minimum [Dollars]	10,606
Surrender Expense, 10 Years, Maximum [Dollars]	24,388
Surrender Expense, 10 Years, Minimum [Dollars]	12,433
Annuitized Expense, 1 Year, Maximum [Dollars]	2,135
Annuitized Expense, 1 Year, Minimum [Dollars]	1,035
Annuitized Expense, 3 Years, Maximum [Dollars]	6,594
Annuitized Expense, 3 Years, Minimum [Dollars]	3,231
Annuitized Expense, 5 Years, Maximum [Dollars]	11,318
Annuitized Expense, 5 Years, Minimum [Dollars]	5,606
Annuitized Expense, 10 Years, Maximum [Dollars]	24,388
Annuitized Expense, 10 Years, Minimum [Dollars]	12,433
No Surrender Expense, 1 Year, Maximum [Dollars]	2,135
No Surrender Expense, 1 Year, Minimum [Dollars]	1,035
No Surrender Expense, 3 Years, Maximum [Dollars]	6,594
No Surrender Expense, 3 Years, Minimum [Dollars]	3,231
No Surrender Expense, 5 Years, Maximum [Dollars]	11,318
No Surrender Expense, 5 Years, Minimum [Dollars]	5,606
No Surrender Expense, 10 Years, Maximum [Dollars]	24,388
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,433
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,751
Surrender Expense, 1 Year, Minimum [Dollars]	5,700
Surrender Expense, 3 Years, Maximum [Dollars]	11,459
Surrender Expense, 3 Years, Minimum [Dollars]	8,187
Surrender Expense, 5 Years, Maximum [Dollars]	16,247
Surrender Expense, 5 Years, Minimum [Dollars]	10,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,751
Surrender Expense, 1 Year, Minimum [Dollars]	5,700
Surrender Expense, 3 Years, Maximum [Dollars]	11,459
Surrender Expense, 3 Years, Minimum [Dollars]	8,187
Surrender Expense, 5 Years, Maximum [Dollars]	16,247
Surrender Expense, 5 Years, Minimum [Dollars]	10,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,766
Surrender Expense, 1 Year, Minimum [Dollars]	5,714
Surrender Expense, 3 Years, Maximum [Dollars]	11,501
Surrender Expense, 3 Years, Minimum [Dollars]	8,231
Surrender Expense, 5 Years, Maximum [Dollars]	16,318
Surrender Expense, 5 Years, Minimum [Dollars]	10,606
Surrender Expense, 10 Years, Maximum [Dollars]	24,388
Surrender Expense, 10 Years, Minimum [Dollars]	12,433
Annuitized Expense, 1 Year, Maximum [Dollars]	2,135
Annuitized Expense, 1 Year, Minimum [Dollars]	1,035
Annuitized Expense, 3 Years, Maximum [Dollars]	6,594
Annuitized Expense, 3 Years, Minimum [Dollars]	3,231
Annuitized Expense, 5 Years, Maximum [Dollars]	11,318
Annuitized Expense, 5 Years, Minimum [Dollars]	5,606
Annuitized Expense, 10 Years, Maximum [Dollars]	24,388
Annuitized Expense, 10 Years, Minimum [Dollars]	12,433
No Surrender Expense, 1 Year, Maximum [Dollars]	2,135
No Surrender Expense, 1 Year, Minimum [Dollars]	1,035
No Surrender Expense, 3 Years, Maximum [Dollars]	6,594
No Surrender Expense, 3 Years, Minimum [Dollars]	3,231
No Surrender Expense, 5 Years, Maximum [Dollars]	11,318
No Surrender Expense, 5 Years, Minimum [Dollars]	5,606
No Surrender Expense, 10 Years, Maximum [Dollars]	24,388
No Surrender Expense, 10 Years, Minimum [Dollars]	12,433
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series12Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,120
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,551
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	11,247
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series11Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,120
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,551
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	11,247
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series6Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,120
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,551
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	11,247
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series2Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,120
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,551
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	11,247
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	24,255
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,120
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,551
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	24,255
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,120
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,551
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	11,247
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	24,255
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.60%	0.61%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $5,005
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.60%	0.61%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $5,005
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.61%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Lowest Annual Cost [Dollars]	$ 817
Highest Annual Cost [Dollars]	$ 5,005
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.60%	0.61%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%
Footnotes to the Fee Tables (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).” (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).” (3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.85%. For additional information, see “Fees and Charges – Separate Account Charges.” (4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.60%	0.61%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.61%
Base Contract Expense (of Average Account Value), Current [Percent]	0.60%
Base Contract Expense, Footnotes [Text Block]	(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.85%. For additional information, see “Fees and Charges – Separate Account Charges.”
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.85%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.85%.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DynamicAllocationFundRiskMember
Prospectus:
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.66%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.84%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | InterestGuaranteedDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | AffiliateGuaranteeMember
Prospectus:
Name of Benefit [Text Block]	Affiliate Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	Affiliate Guarantee
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DCAProgramMember
Prospectus:
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK8Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK8Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK8Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK8Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK6Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK6Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK6Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK6Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusMember
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusMember | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusMember | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCKPlusMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series3Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series4Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series8Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series10Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series9Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,574
Surrender Expense, 1 Year, Minimum [Dollars]	5,520
Surrender Expense, 3 Years, Maximum [Dollars]	10,921
Surrender Expense, 3 Years, Minimum [Dollars]	7,601
Surrender Expense, 5 Years, Maximum [Dollars]	15,294
Surrender Expense, 5 Years, Minimum [Dollars]	9,523
Surrender Expense, 10 Years, Maximum [Dollars]	22,299
Surrender Expense, 10 Years, Minimum [Dollars]	10,082
Annuitized Expense, 1 Year, Maximum [Dollars]	1,934
Annuitized Expense, 1 Year, Minimum [Dollars]	832
Annuitized Expense, 3 Years, Maximum [Dollars]	5,986
Annuitized Expense, 3 Years, Minimum [Dollars]	2,601
Annuitized Expense, 5 Years, Maximum [Dollars]	10,294
Annuitized Expense, 5 Years, Minimum [Dollars]	4,523
Annuitized Expense, 10 Years, Maximum [Dollars]	22,299
Annuitized Expense, 10 Years, Minimum [Dollars]	10,082
No Surrender Expense, 1 Year, Maximum [Dollars]	1,934
No Surrender Expense, 1 Year, Minimum [Dollars]	832
No Surrender Expense, 3 Years, Maximum [Dollars]	5,986
No Surrender Expense, 3 Years, Minimum [Dollars]	2,601
No Surrender Expense, 5 Years, Maximum [Dollars]	10,294
No Surrender Expense, 5 Years, Minimum [Dollars]	4,523
No Surrender Expense, 10 Years, Maximum [Dollars]	22,299
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 10,082
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,559
Surrender Expense, 1 Year, Minimum [Dollars]	5,506
Surrender Expense, 3 Years, Maximum [Dollars]	10,880
Surrender Expense, 3 Years, Minimum [Dollars]	7,557
Surrender Expense, 5 Years, Maximum [Dollars]	15,223
Surrender Expense, 5 Years, Minimum [Dollars]	9,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,559
Surrender Expense, 1 Year, Minimum [Dollars]	5,506
Surrender Expense, 3 Years, Maximum [Dollars]	10,880
Surrender Expense, 3 Years, Minimum [Dollars]	7,557
Surrender Expense, 5 Years, Maximum [Dollars]	15,223
Surrender Expense, 5 Years, Minimum [Dollars]	9,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,574
Surrender Expense, 1 Year, Minimum [Dollars]	5,520
Surrender Expense, 3 Years, Maximum [Dollars]	10,921
Surrender Expense, 3 Years, Minimum [Dollars]	7,601
Surrender Expense, 5 Years, Maximum [Dollars]	15,294
Surrender Expense, 5 Years, Minimum [Dollars]	9,523
Surrender Expense, 10 Years, Maximum [Dollars]	22,299
Surrender Expense, 10 Years, Minimum [Dollars]	10,082
Annuitized Expense, 1 Year, Maximum [Dollars]	1,934
Annuitized Expense, 1 Year, Minimum [Dollars]	832
Annuitized Expense, 3 Years, Maximum [Dollars]	5,986
Annuitized Expense, 3 Years, Minimum [Dollars]	2,601
Annuitized Expense, 5 Years, Maximum [Dollars]	10,294
Annuitized Expense, 5 Years, Minimum [Dollars]	4,523
Annuitized Expense, 10 Years, Maximum [Dollars]	22,299
Annuitized Expense, 10 Years, Minimum [Dollars]	10,082
No Surrender Expense, 1 Year, Maximum [Dollars]	1,934
No Surrender Expense, 1 Year, Minimum [Dollars]	832
No Surrender Expense, 3 Years, Maximum [Dollars]	5,986
No Surrender Expense, 3 Years, Minimum [Dollars]	2,601
No Surrender Expense, 5 Years, Maximum [Dollars]	10,294
No Surrender Expense, 5 Years, Minimum [Dollars]	4,523
No Surrender Expense, 10 Years, Maximum [Dollars]	22,299
No Surrender Expense, 10 Years, Minimum [Dollars]	10,082
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series12Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,919
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,942
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	10,223
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series11Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,919
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,942
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	10,223
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series6Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,919
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,942
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	10,223
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series2Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,919
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,942
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	10,223
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	22,165
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,919
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,942
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	10,223
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	22,165
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,919
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,942
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	10,223
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	22,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12
Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser will direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.20%	0.21%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $409	Highest Annual Cost: $1,531
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes and Fund
fees and expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12
Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser will direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.20%	0.21%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $409	Highest Annual Cost: $1,531
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes and Fund
fees and expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.21%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.
Lowest Annual Cost [Dollars]	$ 409
Highest Annual Cost [Dollars]	$ 1,531
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, which may be an affiliate, VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC will deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.20%	0.21%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(4)	Maximum(5)
	0.20%	1.29%
Footnotes to the Fee Tables (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 5, 7, and 9 Contracts Only).” (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options”. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).” (3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.45%. For additional information, see “Fees and Charges – Separate Account Charges”. (4) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund and the Goldman Sachs VIT Government Money Market Fund. (5) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 5, 7, and 9 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options”. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.20%	0.21%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.21%
Base Contract Expense (of Average Account Value), Current [Percent]	0.20%
Base Contract Expense, Footnotes [Text Block]	Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.45%. For additional information, see “Fees and Charges – Separate Account Charges”.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(4)	Maximum(5)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(4) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund and the Goldman Sachs VIT Government Money Market Fund. (5) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 5, 7, or 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefit. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like a death benefit. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on your state, you may be required to pay a loan application fee to us. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit and annuity
benefits, and may be subject to surrender charges, federal
and state income taxes and a 10% federal penalty tax.
•Currently, we do not honor investment adviser transfer
requests in connection with Advisory Programs that are
offered through third-party Investment Advisers.

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit and annuity
benefits, and may be subject to surrender charges, federal
and state income taxes and a 10% federal penalty tax.
•Currently, we do not honor investment adviser transfer
requests in connection with Advisory Programs that are
offered through third-party Investment Advisers.

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.45%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.45%.
Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 5, 7, or 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefit. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DynamicAllocationFundRiskMember
Prospectus:
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like a death benefit. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on your state, you may be required to pay a loan application fee to us.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 5, 7, or 9 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.66%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.74%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.84%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | InterestGuaranteedDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DCAProgramMember
Prospectus:
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Currently, we do not honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits
The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. (Currently, we do not honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.) 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value. Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series3Member
Prospectus:
Other Annual Expense, Current [Dollars]	$ 0
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series4Member
Prospectus:
Other Annual Expense, Current [Dollars]	0
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series8Member
Prospectus:
Other Annual Expense, Current [Dollars]	0
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series10Member
Prospectus:
Other Annual Expense, Current [Dollars]	$ 0
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series9Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,188
Surrender Expense, 1 Year, Minimum [Dollars]	5,130
Surrender Expense, 3 Years, Maximum [Dollars]	9,751
Surrender Expense, 3 Years, Minimum [Dollars]	6,331
Surrender Expense, 5 Years, Maximum [Dollars]	13,214
Surrender Expense, 5 Years, Minimum [Dollars]	7,322
Surrender Expense, 10 Years, Maximum [Dollars]	17,983
Surrender Expense, 10 Years, Minimum [Dollars]	5,223
Annuitized Expense, 1 Year, Maximum [Dollars]	1,531
Annuitized Expense, 1 Year, Minimum [Dollars]	424
Annuitized Expense, 3 Years, Maximum [Dollars]	4,757
Annuitized Expense, 3 Years, Minimum [Dollars]	1,331
Annuitized Expense, 5 Years, Maximum [Dollars]	8,214
Annuitized Expense, 5 Years, Minimum [Dollars]	2,322
Annuitized Expense, 10 Years, Maximum [Dollars]	17,983
Annuitized Expense, 10 Years, Minimum [Dollars]	5,223
No Surrender Expense, 1 Year, Maximum [Dollars]	1,531
No Surrender Expense, 1 Year, Minimum [Dollars]	424
No Surrender Expense, 3 Years, Maximum [Dollars]	4,757
No Surrender Expense, 3 Years, Minimum [Dollars]	1,331
No Surrender Expense, 5 Years, Maximum [Dollars]	8,214
No Surrender Expense, 5 Years, Minimum [Dollars]	2,322
No Surrender Expense, 10 Years, Maximum [Dollars]	17,983
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,223
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,174
Surrender Expense, 1 Year, Minimum [Dollars]	5,116
Surrender Expense, 3 Years, Maximum [Dollars]	9,709
Surrender Expense, 3 Years, Minimum [Dollars]	6,286
Surrender Expense, 5 Years, Maximum [Dollars]	13,142
Surrender Expense, 5 Years, Minimum [Dollars]	7,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,174
Surrender Expense, 1 Year, Minimum [Dollars]	5,116
Surrender Expense, 3 Years, Maximum [Dollars]	9,709
Surrender Expense, 3 Years, Minimum [Dollars]	6,286
Surrender Expense, 5 Years, Maximum [Dollars]	13,142
Surrender Expense, 5 Years, Minimum [Dollars]	7,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,188
Surrender Expense, 1 Year, Minimum [Dollars]	5,130
Surrender Expense, 3 Years, Maximum [Dollars]	9,751
Surrender Expense, 3 Years, Minimum [Dollars]	6,331
Surrender Expense, 5 Years, Maximum [Dollars]	13,214
Surrender Expense, 5 Years, Minimum [Dollars]	7,322
Surrender Expense, 10 Years, Maximum [Dollars]	17,983
Surrender Expense, 10 Years, Minimum [Dollars]	5,223
Annuitized Expense, 1 Year, Maximum [Dollars]	1,531
Annuitized Expense, 1 Year, Minimum [Dollars]	424
Annuitized Expense, 3 Years, Maximum [Dollars]	4,757
Annuitized Expense, 3 Years, Minimum [Dollars]	1,331
Annuitized Expense, 5 Years, Maximum [Dollars]	8,214
Annuitized Expense, 5 Years, Minimum [Dollars]	2,322
Annuitized Expense, 10 Years, Maximum [Dollars]	17,983
Annuitized Expense, 10 Years, Minimum [Dollars]	5,223
No Surrender Expense, 1 Year, Maximum [Dollars]	1,531
No Surrender Expense, 1 Year, Minimum [Dollars]	424
No Surrender Expense, 3 Years, Maximum [Dollars]	4,757
No Surrender Expense, 3 Years, Minimum [Dollars]	1,331
No Surrender Expense, 5 Years, Maximum [Dollars]	8,214
No Surrender Expense, 5 Years, Minimum [Dollars]	2,322
No Surrender Expense, 10 Years, Maximum [Dollars]	17,983
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,223
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series12Member
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,516
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,713
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	8,142
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series11Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,516
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,713
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	8,142
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series6Member
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,516
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,713
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	8,142
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series2Member
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,516
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,713
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	8,142
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	17,846
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,516
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,713
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	8,142
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	17,846
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,516
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,713
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	8,142
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	17,846
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.40%	0.41%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $4,810
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.40%	0.41%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $4,810
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.41%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Lowest Annual Cost [Dollars]	$ 613
Highest Annual Cost [Dollars]	$ 4,810
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.40%	0.41%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%
Footnotes to the Fee Tables (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).” (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).” (3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see “Fees and Charges – Separate Account Charges.” (4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.40%	0.41%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.41%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see “Fees and Charges – Separate Account Charges.”
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.65%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.65%.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DynamicAllocationFundRiskMember
Prospectus:
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.66%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.84%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | InterestGuaranteedDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | AffiliateGuaranteeMember
Prospectus:
Name of Benefit [Text Block]	Affiliate Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	Affiliate Guarantee
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DCAProgramMember
Prospectus:
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK8Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK8Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK8Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK8Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK6Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK6Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK6Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK6Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusMember
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusMember | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusMember | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCKPlusMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series3Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series4Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series8Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series10Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series9Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,381
Surrender Expense, 1 Year, Minimum [Dollars]	5,325
Surrender Expense, 3 Years, Maximum [Dollars]	10,338
Surrender Expense, 3 Years, Minimum [Dollars]	6,968
Surrender Expense, 5 Years, Maximum [Dollars]	14,259
Surrender Expense, 5 Years, Minimum [Dollars]	8,428
Surrender Expense, 10 Years, Maximum [Dollars]	20,165
Surrender Expense, 10 Years, Minimum [Dollars]	7,679
Annuitized Expense, 1 Year, Maximum [Dollars]	1,733
Annuitized Expense, 1 Year, Minimum [Dollars]	628
Annuitized Expense, 3 Years, Maximum [Dollars]	5,373
Annuitized Expense, 3 Years, Minimum [Dollars]	1,968
Annuitized Expense, 5 Years, Maximum [Dollars]	9,259
Annuitized Expense, 5 Years, Minimum [Dollars]	3,428
Annuitized Expense, 10 Years, Maximum [Dollars]	20,165
Annuitized Expense, 10 Years, Minimum [Dollars]	7,679
No Surrender Expense, 1 Year, Maximum [Dollars]	1,733
No Surrender Expense, 1 Year, Minimum [Dollars]	628
No Surrender Expense, 3 Years, Maximum [Dollars]	5,373
No Surrender Expense, 3 Years, Minimum [Dollars]	1,968
No Surrender Expense, 5 Years, Maximum [Dollars]	9,259
No Surrender Expense, 5 Years, Minimum [Dollars]	3,428
No Surrender Expense, 10 Years, Maximum [Dollars]	20,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,679
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,367
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	10,296
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	14,188
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,367
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	10,296
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	14,188
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,381
Surrender Expense, 1 Year, Minimum [Dollars]	5,325
Surrender Expense, 3 Years, Maximum [Dollars]	10,338
Surrender Expense, 3 Years, Minimum [Dollars]	6,968
Surrender Expense, 5 Years, Maximum [Dollars]	14,259
Surrender Expense, 5 Years, Minimum [Dollars]	8,428
Surrender Expense, 10 Years, Maximum [Dollars]	20,165
Surrender Expense, 10 Years, Minimum [Dollars]	7,679
Annuitized Expense, 1 Year, Maximum [Dollars]	1,733
Annuitized Expense, 1 Year, Minimum [Dollars]	628
Annuitized Expense, 3 Years, Maximum [Dollars]	5,373
Annuitized Expense, 3 Years, Minimum [Dollars]	1,968
Annuitized Expense, 5 Years, Maximum [Dollars]	9,259
Annuitized Expense, 5 Years, Minimum [Dollars]	3,428
Annuitized Expense, 10 Years, Maximum [Dollars]	20,165
Annuitized Expense, 10 Years, Minimum [Dollars]	7,679
No Surrender Expense, 1 Year, Maximum [Dollars]	1,733
No Surrender Expense, 1 Year, Minimum [Dollars]	628
No Surrender Expense, 3 Years, Maximum [Dollars]	5,373
No Surrender Expense, 3 Years, Minimum [Dollars]	1,968
No Surrender Expense, 5 Years, Maximum [Dollars]	9,259
No Surrender Expense, 5 Years, Minimum [Dollars]	3,428
No Surrender Expense, 10 Years, Maximum [Dollars]	20,165
No Surrender Expense, 10 Years, Minimum [Dollars]	7,679
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series12Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,718
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	5,329
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	9,188
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series11Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,718
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	5,329
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	9,188
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series6Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,718
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	5,329
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	9,188
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series2Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,718
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	5,329
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	9,188
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	20,029
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,718
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	5,329
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	9,188
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	20,029
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,718
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	5,329
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	9,188
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	20,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	1.00%	1.01%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $5,394
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	1.00%	1.01%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $5,394
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.01%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Lowest Annual Cost [Dollars]	$ 1,223
Highest Annual Cost [Dollars]	$ 5,394
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the investment options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your financial professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	1.00%	1.01%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%
Footnotes to the Fee Tables (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).” (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).” (3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see “Fees and Charges – Separate Account Charges.” (4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.Examples These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None

Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only).”
Exchange Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).”
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(3) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	1.00%	1.01%
Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base)(4)	Initial Annual Fee Rate	Maximum Annual Fee Rate(5)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(6)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 – 6.00%[3]
ERISA Contracts[2]	5.50%[4]
[1] Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. [2] Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. [3] The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. [4] The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.01%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see “Fees and Charges – Separate Account Charges.”
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(7)	Maximum(8)
	0.20%	1.29%

Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.29%
Portfolio Company Expenses, Footnotes [Text Block]	(7) The Funds with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (8) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Investment Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count towards the number of free transfers per
contract year
•Minimum Purchase Payment amounts apply
•Only available in newly issued series 1 (in an individual IRA)
or series 9 (NQDA)
•Not available in all states

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	(4) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (5) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (6) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership) •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VariableInvestmentOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DeductionofAdvisoryProgramFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DynamicAllocationFundRiskMember
Prospectus:
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | PublicFundAvailabilityRiskMember
Prospectus:
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | MinimumAccountValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in placewhat we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the investment options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | AmericanBeaconManLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	15.58%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	14.17%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	14.45%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.50%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.21%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	19.55%
Average Annual Total Returns, 10 Years [Percent]	17.90%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.66%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.32%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.50%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	10.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	9.90%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.52%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	6.46%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.59%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.13%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	4.86%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.67%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(2.39%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	5.05%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.74%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Average Annual Total Returns, 10 Years [Percent]	2.63%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	2.54%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	17.23%
Average Annual Total Returns, 10 Years [Percent]	17.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	7.59%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	6.54%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.53%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	5.84%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	6.56%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.36%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.59%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.58%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	1.95%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.16%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | InterestGuaranteedDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | NoChargeSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 75
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 75
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | AffiliateGuaranteeMember
Prospectus:
Name of Benefit [Text Block]	Affiliate Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	Affiliate Guarantee
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DCAProgramMember
Prospectus:
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | AdvisoryProgramMember
Prospectus:
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForOneCoveredPersonMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus8ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlus6ForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForTwoCoveredPersonsMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusForTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | LoansERISAContractsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK8Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK8Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK8Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK8Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK6Member
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK6Member | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK6Member | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK6Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusMember
Prospectus:
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusMember | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusMember | PreviouslyOffered2Member
Prospectus:
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCKPlusMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series3Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series4Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series8Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series10Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series9Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,957
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	12,077
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	17,331
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	26,431
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,336
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	7,200
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	12,331
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	26,431
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,336
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	7,200
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	12,331
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	26,431
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,734
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series7Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,943
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	12,035
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	17,260
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series5Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,943
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	12,035
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	17,260
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,957
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	12,077
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	17,331
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	26,431
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,336
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	7,200
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	12,331
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	26,431
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,336
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	7,200
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	12,331
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	26,431
No Surrender Expense, 10 Years, Minimum [Dollars]	14,734
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series12Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,321
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	7,156
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	12,260
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series11Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,321
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	7,156
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	12,260
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series6Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,321
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	7,156
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	12,260
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series2Member
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,321
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	7,156
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	12,260
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	26,300
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,321
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	7,156
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	12,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	26,300
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,321
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	7,156
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	12,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	26,300
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594